Certain Risks and Concentration - Additional Information (Detail) - Customer	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Revenues [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of customers with revenues greater than 10%	0	2	0
Net Revenues [Member] | Customer One [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Concentration risk percentage		18.00%
Net Revenues [Member] | Customer Two [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Concentration risk percentage		11.00%
Accounts Receivable [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of customers with more than 10% of consolidated accounts receivable	0	0
Accounts Receivable [Member] | Credit Concentration Risk [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Concentration risk percentage	42.00%	39.00%